Expense Example - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - FidelityAdvisorCapitalDevelopmentFund-AMCIPRO - Fidelity Advisor Capital Development Fund	Nov. 29, 2024 USD ($)
Fidelity Advisor Capital Development Fund - Class A
Expense Example:
1 year	$ 654
3 years	822
5 years	1,004
10 years	1,530
Fidelity Advisor Capital Development Fund - Class C
Expense Example:
1 year	271
3 years	530
5 years	913
10 years	1,758
Fidelity Advisor Capital Development Fund - Class M
Expense Example:
1 year	466
3 years	712
5 years	976
10 years	1,732
Fidelity Advisor Capital Development Fund - Class I
Expense Example:
1 year	69
3 years	218
5 years	379
10 years	$ 847